Financial Instruments - Net Effect of Expired Contracts That Did Not Meet Hedging Criteria (Details) - Derivative Contract Not Met Hedging Criteria - Market value gain on financial instruments - MXN ($)
$ in Millions
12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Cross-currency swaps
Disclosure of detailed information about hedges [line items]
Net effects of expired contracts	$ 212	$ 293
Embedded Derivative
Disclosure of detailed information about hedges [line items]
Net effects of expired contracts		$ (4)